Revenue and Other Income - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 0.3	$ 2.5
Road Use Recoveries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 5.4	$ 6.0